Description of Organization, Business Operations and Basis of Presentation - Additional Information (Detail) - USD ($)	1 Months Ended	6 Months Ended
	Sep. 21, 2020	Dec. 31, 2020
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Price per warrant		$ 11.50
Proceeds from public offering		$ 690,000,000
Trust Account Per share		$ 10.00
Trust account, description		maturity of 185 days or less or in money market funds investing solely in U.S. Treasuries and meeting certain conditions under Rule 2a-7 under the Investment Company Act of 1940,
Assets held in the trust account, percentage		80.00%
Voting percentage		50.00%
Redeeming share percent		15.00%
Business combination redeem price percentage		100.00%
Amount held at bank		$ 690,171,366
Loan amount		194,000
Liquidity [Member]
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Amount held at bank		1,700,000
Working capital amount		1,800,000
Proceeds from capital contribution		25,000
Trust Account [Member]
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Net tangible assets		$ 5,000,001
Share price (in Dollars per share)		$ 10.00
IPO [Member]
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Issuance of initial public offering units	69,000,000
Gross proceeds	$ 690,000,000
Deferred underwriting commissions	$ 24,200,000
Business combination, description		10 business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account and not previously released to the Company to fund its working capital requirements, subject to an annual limit of $500,000, and/or to pay its taxes (less up to $100,000 of interest
Over-Allotment [Member]
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Issuance of initial public offering units	9,000,000
Offering costs	$ 38,800,000
Gross proceeds	690,000,000
Deferred underwriting commissions	$ 24,200,000
Share issued price per unit	$ 10.00
Private Placement [Member]
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Gross proceeds		$ 17,300,000
Warrants issued		11,533,333
Price per warrant		$ 1.50